SUBSEQUENT EVENTS - Xinjiang Daqo's 2022 Profit Distribution Plan (Details) - 12 months ended Dec. 31, 2022	CNY (¥)	USD ($)
SUBSEQUENT EVENTS.
Amount Payable As Cash Dividends Inclusive Of Taxes	¥ 7,694,626,374.0	$ 1,115,566,931.7
Percentage of distributable profit recorded as deferred tax liability	40.24%